Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information on Operational Cash Flows Interest (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of details of cash flows from operating activities [line items]
Interest paid	$ (2,232,487,210)	$ (2,361,606,708)	$ (4,487,694,972)
Interest collected	3,642,444,360	2,966,626,109	6,581,348,001
Total	$ 1,409,957,150	$ 605,019,401	$ 2,093,653,029